UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 10, 2007


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 84


Form 13F Information Table Value Total: $142,344





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2600    29960 SH       SOLE                    26035              3925
Altria Group                   COM              02209S103     1879    26789 SH       SOLE                    24714              2075
American Int'l Group           COM              026874107     2117    30231 SH       SOLE                    25881              4350
Anheuser-Busch                 COM              035229103     6213   119121 SH       SOLE                    99125             19996
Apollo Group Cl A              COM              037604105      717    12275 SH       SOLE                     8275              4000
Arrow International            COM              042764100      332     8665 SH       SOLE                     6330              2335
Avon Products                  COM              054303102     2023    55045 SH       SOLE                    47445              7600
Berkshire Hathaway A           COM              084670108     4926       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     8400     2330 SH       SOLE                     2084               246
Block (H&R)                    COM              093671105      851    36400 SH       SOLE                    36100               300
Cablevision Systems            COM              12686C109     2248    62107 SH       SOLE                    48616             13491
Cadbury Schweppes              COM              127209302     2541    46790 SH       SOLE                    42615              4175
Citigroup, Inc.                COM              172967101     4440    86568 SH       SOLE                    72909             13659
Clarcor, Inc.                  COM              179895107      243     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2523    48240 SH       SOLE                    42490              5750
Comcast A SPCL                 COM              20030N200     4065   145404 SH       SOLE                   118104             27300
Comcast Corp. A                COM              20030N101      413    14683 SH       SOLE                    14683
ConocoPhillips                 COM              20825C104      470     5991 SH       SOLE                     5595               396
Cost-U-Less, Inc.              COM              221492101      121    11000 SH       SOLE                    11000
Costco Wholesale               COM              22160K105     1514    25865 SH       SOLE                    24265              1600
Diageo PLC ADR                 COM              25243Q205     1000    12000 SH       SOLE                    11400               600
Dress Barn                     COM              261570105      408    19900 SH       SOLE                    19900
Expedia, Inc.                  COM              30212p105      682    23274 SH       SOLE                    23274
ExxonMobil Corp.               COM              30231G102     2996    35717 SH       SOLE                    24329             11388
Fulton Financial               COM              360271100      705    48928 SH       SOLE                    48928
Gannett Co.                    COM              364730101      432     7861 SH       SOLE                     6261              1600
General Electric               COM              369604103      387    10100 SH       SOLE                     8500              1600
Genuine Parts                  COM              372460105      313     6315 SH       SOLE                     5515               800
Harley Davidson                COM              412822108      797    13375 SH       SOLE                    13150               225
Helmerich & Payne              COM              423452101      234     6600 SH       SOLE                     6600
Hershey Company                COM              427866108      314     6205 SH       SOLE                     3205              3000
Home Depot                     COM              437076102      824    20930 SH       SOLE                    18630              2300
IAC/InterActive Corp.          COM              45840Q101      387    11174 SH       SOLE                    11174
Int'l Game Tech.               COM              459902102     1196    30125 SH       SOLE                    26375              3750
J & J Snack Foods              COM              466032109      366     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     3979    64570 SH       SOLE                    52645             11925
Journal Register               COM              481138105       56    12500 SH       SOLE                    12500
Kaman Corp.                    COM              483548103      250     8000 SH       SOLE                     8000
Kraft Foods                    COM              50075n104      510    14461 SH       SOLE                    13026              1435
Laboratory Corp.               COM              50540R409      601     7675 SH       SOLE                     6975               700
Liberty Capital A              COM              53071m302     1585    13467 SH       SOLE                    10488              2979
Liberty Interactive A          COM              53071m104     1492    66809 SH       SOLE                    51912             14897
Lindsay Corp.                  COM              535555106      368     8300 SH       SOLE                     8300
Loews Corp.                    COM              540424108      709    13900 SH       SOLE                     8900              5000
Manpower, Inc.                 COM              56418H100      375     4065 SH       SOLE                     4065
Marathon Oil                   COM              565849106      333     5550 SH       SOLE                     5550
Martin Marietta Matrls.        COM              573284106     3542    21861 SH       SOLE                    16896              4965
McGrath Rentcorp               COM              580589109      253     7500 SH       SOLE                     7500
Medical Services Intl          COM              58463C101        0  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100      736    13350 SH       SOLE                    11075              2275
Met-Pro Corp.                  COM              590876306      201    12800 SH       SOLE                    12800
Microsoft Corp.                COM              594918104     5463   185365 SH       SOLE                   150565             34800
Mohawk Industries              COM              608190104     7620    75600 SH       SOLE                    64700             10900
Nabors Industries Ltd.         COM              g6359f103      248     7415 SH       SOLE                     7415
Nat'l Penn Bancshares          COM              637138108      296    17748 SH       SOLE                    15976              1772
Nestle Reg ADR                 COM              641069406     4026    42350 SH       SOLE                    35800              6550
Nutraceutical Int'l Corp.      COM              67060Y101      230    13900 SH       SOLE                    13900
Penn National                  COM              707569109      240     4000 SH       SOLE                     4000
PepsiCo, Inc.                  COM              713448108      319     4921 SH       SOLE                     4921
Pfizer, Inc.                   COM              717081103     1240    48505 SH       SOLE                    26639             21866
Pioneer Nat'l Res. Co.         COM              723787107      600    12325 SH       SOLE                     8150              4175
Procter & Gamble               COM              742718109      652    10655 SH       SOLE                     8730              1925
Progressive Corp.              COM              743315103     8492   354875 SH       SOLE                   277525             77350
Radio One Inc. Cl D            COM              75040P405      173    24450 SH       SOLE                    24450
Respironics Inc.               COM              761230101      341     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      235    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2823    61785 SH       SOLE                    54335              7450
Sovereign Bancorp              COM              845905108     1030    48742 SH       SOLE                    48742
T J X Companies                COM              872540109     4402   160075 SH       SOLE                   134375             25700
Teledyne Technologies          COM              879360105      230     5000 SH       SOLE                     5000
Telephone & Data Sys.          COM              879433100     1775    28375 SH       SOLE                    24950              3425
Thor Industries                COM              885160101      778    17225 SH       SOLE                    15625              1600
Tiffany & Company              COM              886547108     4400    82920 SH       SOLE                    74995              7925
Time Warner                    COM              887317105      660    31350 SH       SOLE                    29350              2000
Tyco International             COM              902124106     2400    71025 SH       SOLE                    57200             13825
United Health Group            COM              91324P102     2943    57540 SH       SOLE                    46515             11025
Unitrin, Inc.                  COM              913275103      584    11875 SH       SOLE                     7275              4600
Wachovia Corp.                 COM              929903102     2116    41293 SH       SOLE                    41293
Wal-Mart Stores                COM              931142103     3269    67943 SH       SOLE                    57968              9975
Washington Post Cl B           COM              939640108     5530     7126 SH       SOLE                     5943              1183
Watts Water Tech.              COM              942749102      225     6000 SH       SOLE                     6000
Wells Fargo                    COM              949746101     1540    43775 SH       SOLE                    31260             12515
Whirlpool Corp.                COM              963320106     2525    22705 SH       SOLE                    18205              4500
Wrigley (Wm.), Jr.             COM              982526105      277     5000 SH       SOLE                     5000
